Condensed Consolidating Information for Certain Subsidiaries	12 Months Ended
Dec. 31, 2017
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Condensed Consolidating Information for Certain Subsidiaries

NOTE 32 — CONDENSED CONSOLIDATING INFORMATION FOR CERTAIN SUBSIDIARIES

At December 31, 2017 the obligations to pay our outstanding Senior Notes are guaranteed by certain subsidiaries: CGG Canada Services Ltd, CGG Marine Resources Norge AS, CGG Holding (U.S.) Inc, Alitheia Resources Inc, CGG Land (U.S.) Inc., CGG Services (U.S.) Inc., Viking Maritime Inc., CGG Marine BV, CGG Holding BV, CGG Holding I (UK) Ltd, CGG Holding II (UK) Ltd, as the “Services guarantors”, and Sercel Inc., Sercel Australia Pty Ltd, Sercel Canada Ltd and Sercel GRC as the “Equipment guarantors”.

Refer to note 2 — “Significant events” for more information on the significant adjustments done on our Group financial debt after closing.

The following table presents condensed consolidated financial information in IFRS for the year ended December 31, 2017 for the Company, the Guarantor subsidiaries, the Non-Guarantor subsidiaries and the Eliminations to arrive at CGG on a consolidated basis.

	Year ended December 31, 2017
	CGG	Services Guarantors	Equipment Guarantors	Non Guarantors	Consolidation Adjustments	Group Consolidated
	(In millions of US$)
Goodwill	—	1,056.0	92.0	86.0	—	1,234.0
Intangible assets (including multi-client surveys)	20.8	496.7	23.1	905.0	(293.4)	1,152.2
Property, plant and equipment	74.0	209.9	30.7	167.4	(151.7)	330.3
Investment in affiliates	1,539.9	1,817.8	7.3	8.4	(3,373.4)	—
Other non-current assets	1,181.4	134.8	3.4	729.8	(1,772.2)	277.2
Current assets	338.4	595.0	309.1	1,213.3	(1,185.3)	1,270.5

Total assets	3,154.5	4,310.2	465.6	3,109.9	(6,776.0)	4,264.2

Financial debt (including bank overdrafts, current and non-current portion)	2,453.6	1,940.5	—	288.9	(1,727.7)	2,955.3
Other non-current liabilities (excluding financial debt)	28.4	11.8	12.4	171.4	(22.5)	201.5
Current liabilities (excluding current portion of debt)	144.4	611.8	60.5	953.6	(1,191.0)	579.3

Total liabilities (excluding equity)	2,626.4	2,564.1	72.9	1,413.9	(2,941.2)	3,736.1

Equity	528.1	1,746.1	392.7	1,696.0	(3,834.8)	528.1

Operating revenues	29.7	382.2	75.8	1,097.9	(265.6)	1,320.0
Depreciation and amortization	(6.6)	(154.6)	(7.9)	(350.2)	40.4	(478.9)
Operating income (loss)	(16.9)	(148.0)	(7.1)	(210.5)	119.0	(263.5)
Equity in income of affiliates	632.1	(73.4)	—	1.6	(560.3)	—

Net income (loss)	(514.1)	(302.1)	9.7	(314.6)	607.0	(514.1)

Cash flow from operating activities	36.1	157.2	—	204.3	(199.7)	197.9
Cash flow from investing activities	(88.6)	(110.5)	(5.8)	(220.9)	122.6	(303.2)
Cash flow from financing activities	(239.7)	(81.3)	6.7	119.1	78.5	(116.7)
Effect of exchange rates on cash	—	—	—	—	6.1	6.1
Impact of changes in consolidation scope	—	—	—	—	(7.5)	(7.5)

Cash at opening	330.4	59.3	2.8	146.3	—	538.8

Cash at closing	38.2	24.7	3.7	248.8	—	315.4

The following table presents condensed consolidated financial information in IFRS for the year ended December 31, 2016 for the Company, the Guarantor subsidiaries, the Non-Guarantor subsidiaries and the Eliminations to arrive at CGG on a consolidated basis.

	Year ended December 31, 2016
	CGG	Services Guarantors	Equipment Guarantors	Non Guarantors	Consolidation Adjustments	Group Consolidated
	(In millions of US$)
Goodwill	—	1,056.0	88.1	79.2	—	1,223.3
Intangible assets (including multi-client surveys)	21.4	492.8	24.5	934.9	(288.9)	1,184.7
Property, plant and equipment	68.1	278.1	31.1	513.9	(182.6)	708.6
Investment in affiliates	1,771.6	2,684.7	7.1	405.8	(4,869.2)	—
Other non-current assets	1,229.4	349.0	4.5	842.3	(2,156.8)	268.4
Current assets	623.6	536.9	307.0	1,306.9	(1,297.9)	1,476.5

Total assets	3,714.1	5,397.5	462.3	4,083.0	(8,795.4)	4,861.5

Financial debt (including bank overdrafts, current and non-current portion)	2,139.7	2,170.9	—	693.6	(2,153.8)	2,850.4
Other non-current liabilities (excluding financial debt)	40.7	11.3	19.8	219.8	(40.5)	251.1
Current liabilities (excluding current portion of debt)	376.9	472.0	62.9	1,053.4	(1,362.0)	603.2

Total liabilities (excluding equity)	2,557.3	2,654.2	82.7	1,966.8	(3,556.3)	3,704.7

Equity	1,156.8	2,743.3	379.6	2,116.2	(5,239.1)	1,156.8

Operating revenues	54.3	427.2	100.7	1,554.1	(940.8)	1,195.5
Depreciation and amortization	(7.4)	(326.0)	(12.4)	(410.6)	46.0	(710.4)
Operating income (loss)	165.3	(73.8)	3.0	(368.8)	(122.2)	(396.5)
Equity in income of affiliates	335.9	(128.6)	—	1.9	(209.2)	—

Net income (loss)	(576.6)	(138.6)	7.2	(385.3)	516.7	(576.6)

Cash flow from operating activities	678.9	105.0	(0.6)	119.6	(547.8)	355.1
Cash flow from investing activities	4.0	(44.3)	(3.5)	(346.0)	8.6	(381.2)
Cash flow from financing activities	(531.1)	(50.5)	4.6	217.4	535.6	176.0
Effect of exchange rates on cash	—	—	—	—	3.6	3.6
Impact of changes in consolidation scope	—	—	—	—	—	—

Cash at opening	178.6	49.1	2.3	155.3	—	385.3

Cash at closing	330.4	59.3	2.8	146.3	—	538.8

The following table presents condensed consolidated financial information in IFRS for the year ended December 31, 2015 for the Company, the Guarantor subsidiaries, the Non-Guarantor subsidiaries and the Eliminations to arrive at CGG on a consolidated basis.

	Year ended December 31, 2015
	CGG	Services Guarantors	Equipment Guarantors	Non Guarantors	Consolidation Adjustments	Group Consolidated
	(In millions of US$)
Goodwill	—	1,056.0	88.1	84.6	—	1,228.7
Intangible assets (including multi-client surveys)	24.9	644.4	27.9	866.7	(277.2)	1,286.7
Property, plant and equipment	74.1	341.2	38.3	624.9	(193.3)	885.2
Investment in affiliates	2,327.4	2,299.8	7.1	588.0	(5,222.3)	—
Other non-current assets	1,130.9	524.9	4.3	690.3	(2,009.9)	340.5
Current assets	559.2	603.9	287.0	1,799.6	(1,477.8)	1,771.9

Total assets	4,116.5	5,470.2	452.7	4,654.1	(9,180.5)	5,513.0

Financial debt (including bank overdrafts, current and non-current portion)	2,173.6	1,835.9	—	898.0	(2,022.7)	2,884.8
Other non-current liabilities (excluding financial debt)	51.6	44.0	23.9	205.4	(13.2)	311.7
Current liabilities (excluding current portion of debt)	532.9	613.9	58.5	1,489.2	(1,736.4)	958.1

Total liabilities (excluding equity)	2,758.1	2,493.8	82.4	2,592.6	(3,772.3)	4,154.6

Equity	1,358.4	2,976.4	370.3	2,061.5	(5,408.2)	1,358.4

Operating revenues	82.4	701.5	140.6	2,713.5	(1,537.1)	2,100.9
Depreciation and amortization	(17.8)	(1,088.3)	(16.9)	(616.0)	58.9	(1,680.1)
Operating income (loss)	(261.6)	(581.3)	(0.9)	856.3	(1,170.1)	(1,157.6)
Equity in income of affiliates	(1,922.9)	(155.9)	—	0.5	2,078.3	—

Net income (loss)	(1,446.2)	(503.0)	6.1	824.0	(327.1)	(1,446.2)

Cash flow from operating activities	1,602.0	269.8	11.3	869.3	(2,344.3)	408.1
Cash flow from investing activities	(1,253.9)	(19.4)	(18.4)	938.8	(70.4)	(423.3)
Cash flow from financing activities	(336.8)	(241.3)	—	(1,795.2)	2,436.1	62.8
Effect of exchange rates on cash	—	—	—	—	(21.4)	(21.4)
Impact of changes in consolidation scope	—	—	—	—	—	—

Cash at opening	167.3	40.0	9.4	142.4	—	359.1

Cash at closing	178.6	49.1	2.3	155.3	—	385.3